OPERATING SEGMENTS	3 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
OPERATING SEGMENTS

NOTE 8 – OPERATING SEGMENTS:

The Company and its subsidiaries are engaged in the following three segments:

a.	Maintenance services to the military utilizing the application of advanced engineering capabilities as well as development of related products for the civilian and retail markets. (“Advanced Engineering”)

b.	Retail automation solutions – Smart Carts (“Smart Carts”)

c.	Manufacturing and selling of precision metal parts – “Precision Metal Parts”

	Three Months Ended March 31, 2025
	Precision Metal Parts	Services	Smart Carts	Total
Revenues
External	$1,354	$426	$194	$1,974
Inter-segment	-	97	-	97
Total	1,354	523	194	2,071

Cost of revenues
External	899	381	68	1,348
Inter-segment	-	-	97	97
Total	899	381	165	1,445

Segment operational loss (gain)	(74)	856	6,746	7,528
Gain on revaluation of warrant liability				(400)
Financial expenses, net				(375)
Tax expenses				-
Loss				$6,753

A2Z CUST2MATE SOLUTIONS CORP.

NOTES TO THE CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS

(Unaudited)

(Expressed in Thousands of US Dollars, except per share data)

NOTE 8 - OPERATING SEGMENTS (CONTINUED)

	Three Months Ended March 31, 2024
	Precision Metal Parts	Services	Smart Carts	Total
Revenues
External	$1,183	$458	$56	$1,697
Inter-segment	-	34	-	34
Total	1,183	492	56	1,731

Cost of revenues
External	871	454	45	1,370
Inter-segment	-	-	34	34
Total	871	454	79	1,404

Segment operational loss	21	371	3,330	3,722
Gain on revaluation of warrant liability				(3,354)
Financial expenses, net				28
Tax expenses				-
Loss				$396

	As at March 31, 2025
	Precision Metal Parts	Services	Smart Carts	Total
Segment assets	$3,241	$1,173	$37,764	$42,178

Segment liabilities	$1,271	$423	$9,149	$10,843

	As at March 31, 2024
	Precision Metal Parts	Services	Smart Carts	Total
Segment assets	$2,525	$1,047	$3,206	$6,778

Segment liabilities	$1,983	$2,252	$3,427	$7,662